Stockholders' Equity (Details) - USD ($)						3 Months Ended	6 Months Ended		12 Months Ended
	Feb. 28, 2026	Aug. 01, 2025	Jun. 16, 2025	Mar. 06, 2025	Feb. 14, 2025	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Mar. 31, 2025	Feb. 14, 2024
Class of Stock [Line Items]
Common stock, shares authorized						600,000,000	600,000,000		600,000,000	600,000,000
Common stock, par value (in Dollars per share)						$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Common stock, shares issued						55,407,302	55,407,302		48,477,883	5,836,882
Common stock, shares outstanding						55,021,701	55,021,701		48,419,266	5,836,882
Common Stock, Voting Rights							one vote per share		one vote per share
Preferred stock , shares authorized						20,000,000	20,000,000		20,000,000	20,000,000
Preferred stock, par value (in Dollars per share)						$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock , shares issued						0	0		0	10,204,880
Preferred stock , shares outstanding						0	0		0	10,204,880
Warrants exercisable price per share (in Dollars per share)						$ 15	$ 15				$ 15
Reserved for issuance shares						1,216,254	1,216,254		750,000
Sale of common stock									1,420,000
Proceeds from issuance of common stock (in Dollars)							$ 3,262,213		$ 4,369,210	$ (1,646,875)
Percentage of common stock							1.00%
Sold shares (in Dollars)							$ 3,009,021		4,315,270
Amortization related to deferred issuance costs (in Dollars)							$ 6,638	$ 112,187	$ 236,305
March 2025 Investor Note [Member]
Class of Stock [Line Items]
Common stock, par value (in Dollars per share)				$ 15				$ 15
Number of warrants related to legacy				925,590				925,590
Warrants exercisable price per share (in Dollars per share)						$ 15	$ 15		$ 15
Warrants outstanding						925,590	925,590		925,590
Issuance of common stock, shares				750,000
Two Thousand Twenty Five Employee Share Purchase Plan [Member]
Class of Stock [Line Items]
Reserved for issuance shares		1,216,254
Percentage of eligible compensation per employee to purchase shares of common stock		15.00%
Initial offering period		under the ESPP, each consisting of consecutive six-month offering periods with the initial offering period beginning on September 1, 2025 and ending on February 28, 2026.
Commencement date		Mar. 01, 2026
Employee purchase price, percentage of fair market value of common stock	85.00%	85.00%
Employee share purchase plan, purchase date									Feb. 27, 2026
Common stock purchased	57,485
Purchase price per share (in Dollars per share)	$ 1.27
Common Stock [Member]
Class of Stock [Line Items]
Common stock, shares authorized					600,000,000
Common stock, par value (in Dollars per share)					$ 0.0001
Issuance of common stock, shares							4,402,410		1,417,544
Common stock purchased							57,485
Sold shares (in Dollars)							$ 440		$ 142
Common Stock [Member] | Two Thousand Twenty Five Employee Share Purchase Plan [Member]
Class of Stock [Line Items]
Sold shares (in Dollars)						$ 4,230,000	$ 4,400,000
Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock , shares authorized												20,000,000
Preferred stock, par value (in Dollars per share)												$ 0.0001
Series A [Member]
Class of Stock [Line Items]
Number of warrants related to legacy						869,565	869,565	869,565
Warrants exercisable price per share (in Dollars per share)								$ 12.5
Series A [Member] | June 2025 Amended Investor Note [Member]
Class of Stock [Line Items]
Number of warrants related to legacy									869,565
Warrants exercisable price per share (in Dollars per share)									$ 12.5
Series A [Member] | December 2024 Investor Note
Class of Stock [Line Items]
Number of warrants related to legacy						869,565	869,565
Warrants exercisable price per share (in Dollars per share)						$ 12.5	$ 12.5
Series A [Member] | Fold Predecessor [Member]
Class of Stock [Line Items]
Number of warrants related to legacy										869,565
Warrants exercisable price per share (in Dollars per share)										$ 12.5
Series C [Member]
Class of Stock [Line Items]
Number of warrants related to legacy						12.5	12.5	869,565
Warrants exercisable price per share (in Dollars per share)						$ 9	$ 9	$ 9
Series C [Member] | June 2025 Amended Investor Note [Member]
Class of Stock [Line Items]
Number of warrants related to legacy									869,565
Warrants exercisable price per share (in Dollars per share)									$ 9
Series C [Member] | December 2024 Investor Note
Class of Stock [Line Items]
Number of warrants related to legacy						869,565	869,565
Warrants exercisable price per share (in Dollars per share)						$ 9	$ 9
Series C [Member] | Fold Predecessor [Member]
Class of Stock [Line Items]
Number of warrants related to legacy										869,565
Warrants exercisable price per share (in Dollars per share)										$ 11.5
Series B [Member]
Class of Stock [Line Items]
Number of warrants related to legacy						869,565	869,565
Series B [Member] | Fold Predecessor [Member]
Class of Stock [Line Items]
Number of warrants related to legacy										500,000
Warrants exercisable price per share (in Dollars per share)										$ 0.001
FTAC Emerald [Member]
Class of Stock [Line Items]
Common stock, shares outstanding									14,237,038
Number of warrants related to legacy						12,434,658	12,434,658		12,434,658
Warrants exercisable price per share (in Dollars per share)						$ 11.5	$ 11.5		$ 11.5
FTAC Emerald [Member] | Common Stock [Member]
Class of Stock [Line Items]
Sale of common stock					34,100,000
Two Thousand Twenty Five Equity Line of Credit [Member]
Class of Stock [Line Items]
Common stock, par value (in Dollars per share)			$ 0.0001
Equity line of credit facility, term			24 months
Beneficial ownership limitation percentage			9.99%
Sale of common stock									1,420,000
Proceeds from issuance of common stock (in Dollars)									$ 4,370,000
Amortization related to deferred issuance costs (in Dollars)									$ 100,000
Fair value of shares			0
Amortization related to deferred issuance costs (in Dollars)						$ 200,000	$ 200,000
Two Thousand Twenty Five Equity Line of Credit [Member] | Two Thousand Twenty Five Employee Share Purchase Plan [Member]
Class of Stock [Line Items]
Proceeds from issuance of common stock (in Dollars)						$ 2,900,000	$ 3,200,000
Two Thousand Twenty Five Equity Line of Credit [Member] | Common Stock [Member]
Class of Stock [Line Items]
Issuance of common stock, shares			250,000,000
Two Thousand Twenty Five Equity Line of Credit [Member] | Put Option [Member]
Class of Stock [Line Items]
Put option settlement date, description			The fair value of the put option was determined to be zero as the shares to be issued and the purchase price is settled within one to two business days.
Fair value of the put option (in Dollars)			$ 0
Maximum [Member] | Two Thousand Twenty Five Equity Line of Credit [Member]
Class of Stock [Line Items]
Percentage of volume weighted average price			97.00%
Business days			2 years
Minimum [Member] | Two Thousand Twenty Five Equity Line of Credit [Member]
Class of Stock [Line Items]
Percentage of volume weighted average price			92.00%
Business days			1 year
Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock , shares issued
Preferred stock , shares outstanding
Convertible Preferred Stock [Member] | Fold Predecessor [Member]
Class of Stock [Line Items]
Preferred stock , shares issued										10,200,000
Preferred stock , shares outstanding										10,200,000
Convertible Preferred Stock [Member] | Two Thousand Twenty Five Equity Line of Credit [Member]
Class of Stock [Line Items]
Common stock, par value (in Dollars per share)			$ 100.0000
Issuance of common stock, shares			250,000,000